RELATED PARTY TRANSACTIONS (Details) - Convertible Promissory Note [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Nov. 02, 2020
Probability for consummation of business combination	85.00%	85.00%
Fair value as of January 1, 2020	$ 0
Initial measurement on November 2, 2020	1,493,877
Change in valuation inputs and other assumptions	110,482
Fair value as of December 31, 2020	$ 1,604,359